Line of Credit and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Note Payable

Note 7Line of Credit and Notes Payable, Net of Discount

The following is a summary of the notes payable as of September 30, 2024 and December 31, 2023:

Notes payable, net of discount	September 30, 2024	December 31, 2023
Note payable issued November 29, 2021	$336,983	$—
Note payable issued December 1, 2021	1,500,600	—
Note payable issued January 12, 2023	—	220,000
Note payable issued August 18, 2023	64,000	—
Note payable issued November 13, 2023	22,000	—
Note payable issued January 14, 2024	16,200	—
Total notes payable	1,939,783	220,000
Less: Current portion	(439,183)	(220,000)
Less: Fair value adjustment for debt	(906,659)	—
Total notes payable, net of current portion	$593,941	$—

Required principal payments under the Company’s notes payable are as follows:

Year Ending December 31, 2024	$439,183
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$1,939,783

Description of Notes Payable

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the following outstanding notes payable liabilities from iDoc (see further Note 3 Business Combination).

(1).	On November 29, 2021, the iDoc received a $654,044 promissory note from a bank, collateralized by all the assets of iDoc. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.0% at September 30, 2024) (see further Note 9 Commitments, Contingencies, and Concentration Risk). iDoc is required to pay the loan in 36 payments of $19,409. As of September 30, 2024, there was an outstanding balance of $336,983 on the promissory note. For the three and nine months ended September 30, 2024, the Company recorded $7,997 and $8,634, respectively, in interest. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of September 30, 2024 is $35,035. The note is currently in default.
(2).	On December 1, 2021, iDoc received a promissory note from a bank in the amount of $500,000. On February 25, 2022, iDoc received an extension of $1,000,600 on the promissory note. The promissory note is collateralized by all the assets of iDoc and the private property of iDoc’s then Chief Executive Officer. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of September 30, 2024, there was an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, iDoc is required to make monthly installment payments, including principal and interest, of $7,682. The Company recorded $13,876 and $14,800 in interest related to the promissory note for the three and nine months ended September 30, 2024. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of September 30, 2024, is $129,937. The note is currently in default.
(3).	On August 3, 2023, iDoc received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 1, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. The Company recognized $0 of amortized debt discount and $250 in default interest for a total interest expense of $250 and $393 for the three and nine months ended September 30, 2024. The Company had $0 in accrued interest as of September 30, 2024. The note was paid off during the three months ended September 30, 2024.
(4).	On August 18, 2023, iDoc received a 8.0% original issue discount promissory note from an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 16, 2023, and is collateralized by all the assets of iDoc. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of September 30, 2024, the promissory note net of unamortized debt discount was $64,000. The Company recognized $0 of amortized debt discount and $277 in default interest for a total interest expense of $1,430 and $1,707 for the three and nine months ended September 30, 2024. The Company had $4,510 in accrued interest as of September 30, 2024. The note is currently in default.
(5).	On November 13, 2023, iDoc received a 10% original issue discount promissory note from an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an event of default, the interest rate on the note shall increase to the greater of 26% per annum or the maximum rate allowed by the laws governing this agreement. As of September 30, 2024, the promissory note net of unamortized debt discount was $22,000. The Company recognized $0 of amortized debt discount and $4,255 in default interest for a total interest expense of $4,160 and $4,255 for the three and nine months ended September 30, 2024. The Company had $13,760 in accrued interest as of September 30, 2024. The note is currently in default.
(6).	On January 14, 2024, iDoc received a note payable from a lender for $16,200. The note payable has an 8% interest rate over the 180 day loan term. The Company recorded $327 and $349 of interest expense on the loan for the three and nine months ended September 30, 2024. As of September 30, 2024, the Company had an outstanding balance of $16,200 and $977 in accrued interest. The note is currently in default.

Furthermore, on January 12, 2023, VSee Lab received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023. Interest accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On November 21, 2023, VSee Lab, DHAC and the investor entered into a Loan Conversion SPA pursuant to which $220,000 of the promissory note principal balance would be converted into Series A Preferred Stock of the Company at the Closing of the Business Combination. The Company paid off the promissory note by issuing 220 shares of Series A Preferred Stocks to the investor at the

Closing. As of September 30, 2024, and December 31, 2023, the promissory note net of unamortized debt discount was $0 and $220,000, respectively. No amortized debt discount and interest were recognized on the loan during the three and nine months ended September 30, 2024. VSee Lab recognized $20,000 of amortized debt discount and $12,980 in accrued interest for a total expense of $32,980 for the nine months ended September 30, 2023. As of September 30, 2024 and December 31, 2023, the Company had $0 and $12,980 in accrued interest, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Line of Credit

On November 29, 2021, iDoc received a revolving line of credit from the same bank that issued the $500,000 promissory note as described in the above “Description of Notes Payable” section. The line of credit is collateralized by iDoc’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (8.0% at September 30, 2024). On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.0% at September 30, 2024) (see further Note 9 Commitments, Contingencies, and Concentration Risk).

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the revolving line of credit. As of September 30, 2024, the Company had an outstanding balance of $456,097 on the line of credit. The Company recorded $10,823 and $11,697 in interest related to the line of credit for the three and nine months ended September 30, 2024. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of September 30, 2024, is $40,191.

Loan Conversions

On November 21, 2023, DHAC, VSee Lab, and/or iDoc, as applicable, entered into Securities Purchase Agreements (the “Conversion SPAs”), certain of which were further amended and restated on February 13, 2024 (the “A&R Loan Conversion SPAs”) with various lenders of each of DHAC, VSee Lab and iDoc, pursuant to which certain indebtedness owed by DHAC, VSee Lab and iDoc would be converted into shares of Series A Preferred Stock pursuant to the Conversion SPAs or shares of Common Stock of the Company pursuant to the A&R Loan Conversion SPAs at the Closing of the Business Combination as further described and set forth below.

●	On November 21, 2023, DHAC and VSee Lab entered into a Conversion SPA with Whacky Ventures LLC (“Whacky”), pursuant to which certain loans incurred by VSee Lab to Whacky in the aggregate amount of $220,000 was converted into Series A Preferred Shares to be issued to the investor at the Closing. As a result of the Closing of the Business Combination, 220 Series A Preferred Shares of the Company were issued to Whacky on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 1, 2023, DHAC and iDoc, entered into a Conversion SPA with Mark E. Munro Charitable Remainder Unitrust (“Munro Trust”) , pursuant to which certain loans incurred by iDoc to Munro Trust in the aggregate amount of $300,000 was converted into Series A Shares to be issued to the investor at the Closing. As a result of the Closing of the Business Combination, 300 Series A Preferred Shares were issued to Munro Trust on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13, 2024, DHAC, VSee Lab and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by VSee Lab to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 300,000 shares of Common Stock were issued to the Bridge Investor on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13, 2024, DHAC, iDoc and Tidewater Ventures, LLC (“Tidewater”), entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to Tidewater in the aggregate amount of $585,000 were converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 292,500 shares of Common Stock were issued to Tidewater on June 24, 2024 and such promissory note owned thereof was paid off.
●	On November 21, 2023 and as further amended and restated on February 13,2024, DHAC, iDoc and the Bridge Investor, entered into an A&R Loan Conversion SPA, pursuant to which certain loans incurred by iDoc to the Bridge Investor in the aggregate amount of $600,000 was converted into shares of VSee Health Common Stock to be issued to the Bridge Investor at the Closing. As a result of the Closing of the Business Combination, 300,000 shares of Common Stock were issued to the Bridge Investor on June 24, 2024 and such promissory note owned thereof was paid off.

Exchange Note and Exchange Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the Exchange Note due to the reverse merger with DHAC on June 24, 2024.

In connection with a securities purchase agreement by and among DHAC, VSee Lab, iDoc and the Bridge Investor dated October 5, 2022 (the “Original Bridge SPA”), DHAC, VSee Lab, and iDoc each issued to the Bridge Investor a 10% original issue discount senior secured convertible notes (collectively, the “Original Bridge Notes” and individually, the “DHAC Bridge Notes,” “VSee Bridge Notes” and “iDoc Bridge Notes” when referring to Original Bridge Notes issued to DHAC, VSee Lab, and iDoc, respectively) in an aggregate principal amount of approximately $2,222,222. On November 21, 2023, DHAC, VSee Lab, iDoc and the Bridge Investor entered into an Exchange Agreement. Pursuant to the Exchange Agreement, the Bridge Investor agreed to exchange all amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Bridge Note other than the principal amount of $600,000 thereof for a senior secured convertible promissory note with an aggregate principle value of $2,523,744 (the “Exchange Note”). As such, the Company issued and sold the Exchange Note to the Bridge Investor in connection with the Closing of the Business Combination on June 24, 2024. The transactions contemplated by the Exchange Agreement and the Exchange Note are hereby referred as the “Exchange Financing.”

The Exchange Note bears interest at a rate of 8% per annum and is convertible into shares of common stock of VSee Health at a fixed conversion price of $10 per share. The conversion price of the Exchange Note is subject to reset if the Company’s Common Stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s Common Stock in the 10th trading dates prior to the measurement date and (y) $2.0. Amounts repaid may not be reborrowed. The Bridge Investor may set off and deduct the amounts due under the Exchange Note pursuant to and in accordance with the terms of the Exchange Agreement. The Exchange Note is also guaranteed by each of the Company, VSee Lab and iDoc and is fully secured by collateral of the Company and its subsidiaries including, without limitation, the intellectual property, trademark, and patent rights. The parties entered into an Amended and Restated Security Agreement and certain intellectual property security agreements on the Closing Date granting such security interest in favor of the Bridge Investor.

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), the Exchange Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Exchange Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Exchange Note is required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

As a result of the Business Combination, the fair value of the Exchange Note on June 24, 2024 was $6,155,925 in accordance with ASC 480. As of September 30, 2024, the Exchange Note’s fair value was $1,851,000. The Company recognized a total Exchange Note interest expense of $27,872 and $30,676 for the three and nine months ended September 30, 2024 and a change in fair value of $3,249,133 and $3,738,185 for the three and nine months ended September 30, 2024 (see further Note 14 Fair Value Measurements).

On August 8, 2024, $566,740 of outstanding principal on the Exchange Note was converted into 213,759 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $98,050, reflecting the difference between the carrying value of the Exchange Note being converted (recorded at fair value) and the fair value of the shares of common stock issued upon conversion.

Additional Bridge Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed that certain Additional Bridge Notes due to the reverse merger with DHAC on June 24, 2024.

On November 21, 2023, DHAC, VSee Lab and iDoc entered into an amendment to the Original Bridge SPA (the “Bridge Amendment”), pursuant to which the Bridge Investor agreed to purchase additional promissory note in the aggregate principal amount of $166,667 (with an aggregate subscription amount of $150,000) from DHAC with (1) a $111,111 note purchased on November 21, 2023, which will mature on May 21, 2025 and (2) a $55,556 note (which was purchased on January 25, 2024 and will mature on July 25, 2025) (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of the Company’s Common Stock, at an initial fixed conversion price of $10.00 per share. The conversion price of the Additional Bridge Notes is subject to reset if the Company’s Common Stock trades below $10.00 on the 10th business day after the conversion shares are registered or may otherwise be freely resold, and every 90th day thereafter, to a price equal to the greater of (x) 95% of the average lowest VWAP of the Company’s Common Stock in the 10 trading dates prior to the measurement date and (y) $2.00. In addition, optional prepayment of the Additional Bridge Notes requires the payment of 110% of the outstanding obligations, including the guaranteed minimum interest. If an event of default occurs, the Additional Bridge Notes would bear interest at a rate of 24% per annum and require the payment of 125% of the outstanding obligations, including the guaranteed minimum interest. As of September 30, 2024, $150,000 pursuant to the Additional Bridge Notes has been funded to the Company. The transactions contemplated by the Bridge Amendment and the Additional Bridge Notes are hereby referred as the “Additional Bridge Financing.”

The monetary amount of the obligation is a fixed monetary amount known at inception as represented by the Amortization of Principal Schedule 2(a) (each, an “Amortization Payment”). As a result of Section 2(a), each Additional Bridge Note represents a debt instrument that the Company must or may settle by issuing a variable number of its equity shares as each Amortization Payment shall, at the option of the Company, be made in whole or in part, in immediately available Dollars equal to the sum of the Amortization Payment provided for in Schedule 2(a), or, subject to the Company complying with the Equity Conditions on the date of such Amortization Payment, in Common Stock issued at 95% of the lowest VWAP in the prior ten (10) trading days prior to such Amortization Payment (the “Amortization Conversion Price”) but in no event shall Common Stock be used to make such Amortization Payment if the Amortization Conversion Price is less than $2.00.

The Additional Bridge Notes represent share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Additional Bridge Notes are required to be accounted for as a liability under ASC 480. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings.

As a result of the Business Combination, the fair value of the Additional Bridge Notes on June 24, 2024 was $466,646 in accordance with ASC 480. As of September 30, 2024, the fair value of the Additional Bridge Notes was $122,000. The Company recognized a total Additional Bridge Note interest expense of $41,298 and $41,422 for the three and nine months ended September 30, 2024 and a change in fair value of $220,102 and $289,340 for the three and nine months ended September 30, 2024 (see further Note 14 Fair Value Measurements).

As previously disclosed in the Company’s Current Report on Form 8-K filed with the SEC on November 22, 2023, DHAC entered into an equity purchase agreement (the “Equity Purchase Agreement”) with the Bridge Investor on November 21, 2023. Pursuant to the Equity Purchase Agreement, DHAC agreed to issue to the investor, as a commitment fee for this equity purchase transaction, a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share (the “Equity Purchase Commitment Note”) after the closing of the business combination. On July 2, 2024, the Company issued the Equity Purchase Commitment Note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share.

On August 2, 2024, holders of the Additional Bridge Notes converted an aggregate $41,417 of outstanding principal into 14,199 shares of common stock, at a conversion price based on a 5% discount to the prior trading day VWAP. The Company accounted for the conversion under the debt extinguishment model and recognized a loss on extinguishment of $18,928, reflecting the difference between the carrying value of the Additional Bridge Notes being converted (recorded at fair value) and the fair value of the shares of common stock issued upon conversion.

Extension Note (Extension Financing)

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed certain Extension Note due to the reverse merger with DHAC on June 24, 2024. The Extension Note was paid off in full by the Company in June 2024 and was no longer outstanding as of September 30, 2024.

On May 5, 2023, DHAC entered into a securities purchase agreement (the “Extension Purchase Agreement”) with an institutional investor (the “Holder”). Pursuant to the Extension Purchase Agreement, the Company issued the Holder a 16.67% original issue discount promissory note, in favor of the Holder, in the aggregate principal amount of $300,000 (the “Extension Note”). The Extension Note bears guaranteed interest at a rate of 10% per annum and is due and payable on May 5, 2024. On April 17, 2024, the Company and the investor entered into a letter agreement (the “Extension Letter Agreement”), which amended the maturity date of the Extension Note to June 30, 2024 and clarified certain definitions and transaction terms in both the Extension Purchase Agreement and the Extension Note. The Extension Note is also guaranteed by each VSee Lab and iDoc and was subordinated to the security interests granted to the Bridge Investor. In connection with the Extension Purchase Agreement, on May 5, 2023, DHAC also issued to the Holder (i) warrants with an exercise period of five years to purchase up to 26,086 shares of the Company’s Common Stock at an exercise price of $11.50 per share (the “Extension Warrants”), and (ii) 7,000 shares of DHAC Common Stock as commitment shares (the “Extension Shares”).

The Company reviewed the Extension Warrants and Extension Shares issued in connection with the Extension Purchase Agreement under ASC 815 and concluded that the Extension Warrants are not in scope of ASC 480 and are not subject to the Derivative guidance under ASC 815. The Extension Warrants and the Extension Shares should be recorded as equity. As such the principal value of the Extension Note was allocated using the relative fair value basis of all three instruments. As the Extension Warrants were issued with various instruments, the purchase price needs to be allocated using the relative fair value method (i.e., warrant at its fair value and the common stock at its fair value the promissory note at its principal value allocated using the relative fair value of the proceeds received and applied proportionally to the equity classified stock, warrants and promissory note).

The Company reviewed the contingent early repayment option granted in the Extension Note under ASC 815 and concluded that as a result of the significant discount granted in the note the contingent repayment provision is therefore considered an embedded derivative that should be bifurcated from the debt host. Accordingly, in accordance with ASC 470-20, the Company allocated the Extension Note proceeds between the Extension Note and the Bifurcated Derivative, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at June 24, 2024 was $33,000 and $335,750 was allocated to the principal balance of the note with $30,000 of accrued interest for a total of $365,750. On June 30, 2024, the Company paid the Extension Note in full in the amount of $365,750 and derecognized the embedded derivative recognizing a change in the fair value of the derivative of $33,000 (see further Note 14 Fair Value Measurements).

Quantum Financing Purchase Agreement

On November 21, 2023, DHAC entered into a convertible note purchase agreement (the “Quantum Purchase Agreement”), pursuant to which an institutional and accredited investor (the “Quantum Investor”) subscribed for and purchased, and DHAC would issue and sell to the Quantum Investor, at the Closing of the Business Combination, a 7% original issue discount convertible promissory note (the “Quantum Convertible Note”) in the aggregate principal amount of $3,000,000.

The Quantum Convertible Note was issued and sold to the Quantum Investor subsequent to the Closing of the Business Combination on June 25, 2024. The Quantum Convertible Note was further amended on July 3, 2024, whereby the maturity date of the Quantum Convertible Note was changed from June 25, 2025 to June 30, 2026, and that eighteen months of interest will be guaranteed regardless of early pay or redemption. Furthermore, the Quantum Convertible Note bears an interest at rate of 12% per annum and is convertible into shares of the Company’s Common Stock at (1) a fixed conversion price of $10.00 per share, which was reset to $3.20 per share pursuant to the terms thereof and as further described below; or (2) 85% of the lowest daily VWAP (as defined in the Quantum Convertible Note) during the seven (7) consecutive trading days immediately preceding the date of conversion or other date of determination. The conversion price of the Quantum Convertible Note is subject to reset if the average of the daily VWAPs for the three (3) trading days prior to the 30-day anniversary of the Quantum Convertible Note issuance date (the “Average

Price”) is less than $10.00, to a price equal to the Average Price but in no event less than $2.00. In addition, the Company at its option can redeem early a portion or all amounts outstanding under the Quantum Convertible Note if the Company provides the Quantum Convertible Note holder a notice at least ten (10) trading days prior to such redemption and on the notice day the VWAP of the Company’s Common Stock is less than $10.00. If an event of default occurs, the Quantum Convertible Note would bear interest at a rate of 18% per annum.

On June 25, 2024, $2,700,000 (net of original issue discount of $210,000 and legal fees of $90,000 pursuant to the Quantum Convertible Note) has been funded to the Company. The Quantum Convertible Note represents share-settled debt that requires or may require the Company to settle the debt instrument by delivering a variable number of shares with a then-current fair value equal to the principal amount of the note plus accrued and unpaid interest. As a result, the Quantum Convertible Note was accounted for as a liability under ASC 480 upon funding of the note. As required under ASC 480, the liability will be re-measured at fair value at each reporting period with the changes in the fair value of the liability recognized in earnings. The original issue discount of $210,000 and direct cost of $90,000 was expensed as interest expense. The company recognized $90,739 and $95,739 of interest expense for the three and nine months ended September 30, 2024, respectively.

On July 3, 2024, the Company and the Quantum Investor agreed to modify certain terms of the Quantum Convertible Note. The modifications included the extension of the maturity date from June 25, 2025, to June 30, 2026, and an interest guarantee whereby the Quantum Investor would receive 18 months of interest regardless of any early repayment or redemption of the Quantum Convertible Note. The Company concluded that these changes represented a modification for accounting purposes as the change in the present value of the cash flows was less than 10% and the change in the estimated fair value of the embedded conversion right was less than 10% of the carrying value. As such, the Company accounted for the change in fair value related to the modification of terms as part of the change in fair value of the Quantum Convertible Note during the quarter ended September 30, 2024 (see further Note 14 – Fair Value Measurements).

ELOC / Equity Financing

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed an equity line of credit due to the reverse merger with DHAC and iDoc on June 24, 2024.

On November 21, 2023, DHAC entered into an equity line of credit purchase agreement (the “ELOC Purchase Agreement”) with the Bridge Investor pursuant to which DHAC may sell and issue to the Bridge Investor, and the Bridge Investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Company’s Common Stock, from time to time over a 36 month period (the “Equity Purchase Commitment Period”) beginning from the sixth (6th) trading day following the Closing of the Business Combination transaction (the “Equity Purchase Effective Day”), provided that certain conditions are met. The Company also agreed to file a resale registration statement to register shares of Common Stock to be purchased under the ELOC Purchase Agreement with the SEC within 45 days following the Equity Purchase Effective Day, and shall use commercially reasonable efforts to have such registration statement declared effective by the SEC within 30 days of such filing. During the Equity Purchase Commitment Period, the Company may suspend the use of the resale registration statement to (i) delay the disclosure of material nonpublic information concerning the Company in good faith or (ii) amend the registration statement concerning material information, by providing written notice to the investor. Such suspension cannot be longer than 90 consecutive days (or 120 days in any calendar year). The investor has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s Common Stock. The transaction contemplated by the ELOC Purchase Agreement is hereby referred as “Equity Financing” or “ELOC.”

In connection with the Bridge Investor’s commitment to enter into the ELOC transaction, pursuant to the ELOC Purchase Agreement, the Company agreed to issue a convertible note in a principal amount of $500,000 on the date that is six business days after the business combination. The business combination closed on June 24, 2024, therefore the commitment fee was no longer contingent and the Company accrued a $500,000 commitment fee payable as of June 24, 2024 with a corresponding deferred charge included in other assets. The deferred charge will be allocated and amortized over the ELOC once it is drawn upon. On July 2, 2024, the Company issued the $500,000 convertible note to the Bridge Investor (see ‘ELOC Commitment Fee Note below’).

The Company has analyzed the ELOC Purchase Agreement and determined that the contract should be recorded as a liability under ASC 815 and measured at fair value. As a result of the ASC 815 liability classification, the Company is required to re-measure the liability at fair value at each reporting period until the liability is settled.

The Company has determined that the fair value of the ELOC Purchase Agreement is based upon management’s expected usage of the facility. The contract provides no scenario in which the Company may exercise the contract at above market rates (i.e., sell shares at a price above which the shares are currently trading in the active market except that when the Company’s per share stock price drops below $2, the Bridge Investor has the discretion to decide whether to purchase the Company’s Common Stock under the ELOC Purchase Agreement at a floor price of $2 per share). Furthermore, the choice to exercise the ELOC Purchase Agreement is solely at the discretion of the Company (i.e., does not obligate the Company in any manner). Additionally, the ELOC Purchase Agreement does not impose a fee or fine if the Company chooses not to exercise the contract, as such that the fair value of the equity contract on June 24, 2024 was $694,512 and $177,000 as of September 30, 2024, resulting in a change in fair value of the ELOC of $517,512 (see further Note 14 Fair Value Measurements). As of October 21, 2024, pursuant to the Equity Purchase Agreement and the Company’s purchase notice thereof, the Bridge Investor purchased $200,000 worth of shares of Common Stock from the Company.

ELOC Commitment Fee Note

On July 2, 2024, the Company issued and sold to the Bridge Investor a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s common stock at an initial price of $10 per share (the “ELOC Commitment Fee Note”). The original maturity date of the ELOC Commitment Fee Note was September 22, 2024. The conversion right is exercisable by the Bridge Investor at any time after issuance, and includes certain standard antidilution adjustments. Upon the occurrence of an event of default, the Bridge Investor may require repayment in cash or in shares at its discretion, in an amount representing the greater of the outstanding principal balance and any accrued unpaid fees, or the value of the conversion shares issuable multiplied by the highest closing price for the Company’s common stock during the period from the event of default to conversion.

The Company elected to account for the ELOC Commitment Fee Note at fair value under the fair value option, and estimated its fair value to be $595,000 at issuance. In recording the ELOC Commitment Fee Note and derecognizing the commitment fee payable, the Company recorded a loss on extinguishment of $95,000 during the three and nine months ended September 30, 2024.

On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the ELOC Commitment Fee Note from September 23, 2024, to December 31, 2024. The Company accounted for the extension of the maturity date as an extinguishment. The Company recorded a gain on extinguishment of $5,000 during the three and nine months ended September 30, 2024.

As of September 30, 2024, the Company estimated the fair value of the ELOC Commitment Fee Note as $495,000. The Company recorded a gain on change in fair value of $95,000 for the ELOC Commitment Fee Note for the three and nine months ended September 30, 2024.

September 2024 Note

On September 30, 2024, the Company entered into a securities purchase agreement (the “September 2024 SPA”) with an accredited and institutional investor, pursuant to which the Company issued and sold to the investor promissory notes for an aggregate principal amount of $2,222,222 (the “September 2024 Convertible Note”). The Company received $2,000,000 in initial proceeds from the September 2024 Convertible Note, reflecting a 10% original issue discount. The September 2024 Convertible Note will mature on March 30, 2026 and provides for a minimum interest amount at 15% of the initial principal amount of the note through maturity, or $333,333. Interest in excess of the minimum interest amount (if applicable) will accrue at a rate of 10% per annum. The interest rate on the September 2024 Convertible Note will increase to 24% per annum upon the occurrence of an event of default. The minimum interest amount is payable in 18 equal installments of $18,519 per month beginning on November 1, 2024. Repayments of principal will be paid in 12 equal installments of $185,185 per month beginning on May 1, 2025. Any repayments of principal that are not funded through draws on the ELOC Purchase Agreement are subject to a 5% cash payment fee.

The September 2024 Convertible Note is convertible into shares of the Company’s common stock at any time at an initial fixed conversion price of $2.00 per share, subject to certain beneficial ownership and exchange cap considerations. The conversion price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the conversion price (a down-round event). The September 2024 Convertible Note is prepayable at any time (unless an event of default has occurred) based on the outstanding principal, accrued interest and any remaining minimum interest amount payable through the remainder of the term of the note. The September 2024 Convertible Note is mandatorily prepayable upon the occurrence of certain events (such as the issuance of stock or incurrence of debt) and can be accelerated upon an event of default either automatically or at the option of the note holder, depending on the nature of the event.

The September 2024 Convertible Note is secured by substantially all of the Company’s assets and includes certain covenants which restrict the Company’s ability to enter into certain agreements or transactions without the lender’s consent.

In connection with the September 2024 SPA and Convertible Note, the Company also issued a warrant to the investor to purchase up to 740,741 shares of the Company’s Common Stock. The warrant exercise price is $2.25 per share (exercisable on a cash or cashless basis) and will expire on September 30, 2029. The exercise price includes standard antidilution adjustments as well as adjustment in the event the Company sells or issues shares of common stock at a price less than the exercise price (a down-round event). The Company assessed the warrant as a freestanding financial instrument and determined it did not include any provisions which would require liability classification under ASC 480, and that it met the requirements to be considered indexed to the Company’s own stock and the additional equity classification requirements under ASC 815-40. As such, the Company classified the warrant in stockholders’ equity upon its issuance. In addition, upon execution of the September 2024 SPA, the Company issued 100,000 shares of Common Stock to the investor as additional consideration for entering into the September 2024 SPA and related agreements, which were also classified in stockholders’ equity upon issuance.

The Company also incurred approximately $95,000 of issuance costs in connection with the September 2024 SPA transaction.

After analyzing the terms of the September 2024 Convertible Note and its embedded features, the Company elected to account for the September 2024 Convertible Note at fair value under the allowable fair value option election. As such, the Company initially recognized the September 2024 Convertible Note at its fair value and will subsequently measure the note at fair value with changes in fair value recorded in current period earnings (or other comprehensive income, if specific to Company credit risk). The Company initially recorded the September 2024 Convertible Note at its estimated issuance date fair value of $2,000,000, based on the initial proceeds received. As the proceeds were allocated in full to the September 2024 Convertible Note recorded at fair value, there were no proceeds remaining to allocate to the equity-classified warrants or shares issued under the terms of the September 2024 SPA, on a residual basis. In addition, the Company allocated the issuance costs incurred to the September 2024 Convertible Note, and as such expensed $95,000 in issuance costs during the quarter ended September 30, 2024.

Underwriters’ Agreement

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed liabilities under certain underwriting agreement between DHAC and Alliance Global Partners (“A.G.P.”) dated November 3, 2021 (the “Underwriting Agreement”) due to the reverse merger with DHAC on June 24, 2024.

In connection with the $4,370,000 deferred underwriting fee payable to A.G.P. under the Underwriting Agreement, on November 3, 2022 and as further amended on November 21, 2023, DHAC executed a Securities Purchase Agreement (as amended) with A.G.P. (the “A.G.P. Securities Purchase Agreement”). Pursuant to the A.G.P. Securities Purchase Agreement, the Company issued 4,370 shares of Series A Preferred Stock (which are convertible into shares of the Company Common Stock) to A.G.P. upon Closing of the Business Combination. As such, the Company’s obligation under the Underwriting Agreement was performed and the fees payable to A.G.P. under the Underwriting Agreement was paid off in full on June 24, 2024. The Certificate of Designation of the Series A Preferred Stock establishes the terms and conditions of the Series A Preferred Stock.

The Company reviewed the Series A Preferred Stock under ASC 480 and ASC 815 and concluded that Series A Preferred Stock did not include any elements that would preclude them from equity treatment and therefore are not subject to the liability treatment under ASC 480 or derivative guidance under ASC 815.

Simple Agreement for Future Equity

On August 1, 2023, VSee Lab entered into a Simple Agreement for Future Equity (“SAFE”) with a purchase price of $135,000. The SAFE is considered a mandatorily redeemable financial instrument under ASC 480-10-15-8. Per section 1 (a) of the SAFE, “If there is an Equity Financing before the termination of this Safe, on the initial closing of such Equity Financing, this Safe will automatically convert into the greater of (1) the number of shares of Standard Preferred Stock equal to the Purchase Amount divided by the lowest price per share of the Standard Preferred Stock; or (2) the number of shares of Safe Preferred Stock equal to the Purchase Amount divided by the Safe Price”. The fixed monetary amount known at inception (i.e., “Purchase Amount” of $135,000) embodies an obligation that the issuer must or may settle by issuing a variable number of shares, based on the safe price which is defined as “Safe Price” means the price per share equal to the Post-Money Valuation Cap divided by the Company Capitalization.” Since the capitalization can change through the termination events, the shares to be issued can vary. The SAFE may require the issuer to redeem the instrument for cash upon a change of control. The SAFE is classified and recorded as a liability under ASC 480-10-25-8 because a change of control is an event that is considered not under the sole control of the issuer.

At the closing of the Business Combination on June 24, 2024, VSee Lab converted the obligation under the SAFE Agreement valued at $135,000 into shares of VSee Lab, which were converted into 12,846 shares valued at the closing price of $12.11 for total value of $155,565 of the VSee Health Common Stock in connection with the Closing and issued such shares to the SAFE investor. As such the Company recognized a loss of $20,565 and it is included in change in fair value of financial instrument.

Encompass Purchase Liability

As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the principal balance on an acquisition purchase. On January 1, 2022, iDoc acquired 100% of Encompass Healthcare Billing, LLC. (“Encompass”) with a stock purchase agreement to acquire the equity interests of Encompass, according to the acquisition agreement (“Acquisition Agreement”). Per the Acquisition Agreement, iDoc acquired all the outstanding shares of Encompass for a cash payment of $300,000, due upon the closing of the Business Combination. On January 9, 2023, iDoc agreed to an additional obligation of $45,000, which was accounted for as interest expense and reflected in the accrued liabilities as of September 30, 2024. As of September 30, 2024, $269,068, including a fair value adjustment of $27,842, is reflected in the condensed consolidated balance sheet as the Encompass Acquisition liability.

iDoc
Note Payable

Note 8Line of Credit and Notes Payable

The following is a summary of the notes payable and line of credit as of December 31, 2023 and 2022:

	December 31,	December 31,
Notes Payable & Line of Credit	2023	2022
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$426,922
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued October 6, 2022 (Face Value: $666,667)	—	666,667
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	—
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500, $200,000)	585,000	220,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	—
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	—
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	—
Note payable issued November 30, 2023 (Face Value: $200,000)	200,000	—
Total notes payable and line of credit	3,497,680	3,409,189
Less: unamortized discount on notes payable	—	(275,759)
Less: current portion	(1,997,080)	(1,324,505)
Total notes payable and line of credit	$1,500,600	$1,808,925

Required principal payments under the company’s notes payable and line of credit are as follows:

Year Ending December 31, 2024	$1,997,080
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,497,680

Notes Payable

On November 29, 2021, the Company received a $654,044 promissory note from a bank, collateralized by all the assets of the Company. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) (Note 11). The Company is required to pay the loan in 36 payments of $19,409. As of December 31, 2023 and 2022, the Company had an outstanding balance of $336,983 and $426,922, respectively, on the promissory note. For the years ended December 31, 2023 and 2022, the Company paid and recorded $18,742 and $25,198 in interest, respectively. The Company accrued interest of $7,509 and $105 at December 31, 2023 and 2022, respectively.

On December 1, 2021, the Company received a promissory note from a bank in the amount of $500,000. On February 25, 2022, the Company received an extension of $1,000,700 on the promissory note. The promissory note is collateralized by all the assets of the Company and the private property of the Company’s CEO. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of December 31, 2023 and 2022, the Company had an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, the Company is required to make monthly installment payments, including principal and interest, of $7,682. The Company recorded $56,272 and $33,269 in interest related to the promissory note for the years ended December 31, 2023 and 2022, respectively. The accrued interest balance, which is included within accrued liabilities on the consolidated balance sheets, as of December 31, 2023 and 2022 are $89,541 and $33,269, respectively.

On October 6, 2022, in connection with the execution of a Business Combination Agreement, the Company entered into a securities purchase agreement (“The Agreement”) with an accredited investor (“Holder”), issued and sold to such investor a 10.00% original issue discount senior secured promissory notes due October 5, 2023, in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $666,667 of the Bridge Note was allocated to the Company. The Company received cash proceeds of $600,000 from the note.

Concurrently with the execution of the Business Combination Agreement, on October 6, 2022, Digital Health Acquisition Company (‘DHAC”) entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) with certain investors (the “PIPE Investors”). If the PIPE Financing closes in connection with the closing of the Business Combination, 110% if paid after 90 days of the original issue date, 100% if before 90 days under the Bridge Notes, and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Bridge Note has a mandatory default payment of 125% of the sum of the outstanding principal and all accrued interest unpaid and all other amounts, costs, fees (including Late Fees), expenses, indemnification and liquidated and other damages and other obligations due to the Holder. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The Agreement includes a mandatory prepayment that upon the closing of the Business Combination under the Business Combination Agreement, the Company shall repay the note in its entirety to the Holder in an amount equal to the mandatory prepayment Amount.

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note, the contingent mandatory repayment provision is therefore considered an embedded derivative. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Embedded Early Mandatory Repayment option, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $208,803 and the residual value of $457,864 was allocated to the principal balance of the note. (See Note 9. Fair Value Measurements for additional disclosure on the derivative).

On October 5, 2023, the Company defaulted on the Bridge Note and accordingly the default provision were allocated and applied resulting in the triggering of 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24% resulting in default interest expense of $383,789.

An Exchange Agreement (this “Agreement”) was dated as of November 21, 2023, between Digital Health Acquisition Corp., a Delaware corporation (“DHAC”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”, and together with DHAC and VSee, each a “Company” and collectively, the “Companies”) and the holders.

The Holder beneficially own and hold (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, each as further detailed on Schedule I hereto, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744, including interest.

The Holder has agreed to purchase from VSee and iDoc, their respective shares of common stock, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the VSee Note and the principal amount (excluding the original issue discount of $66,667) of $600,000 of the iDoc Note, effective immediately prior to the consummation of the Business Combination. As of December 31, 2023, the Company has $600,000 recorded as a contingent liability on the consolidated balance sheets.

The Holder, severally and not jointly, desire to, upon consummation of the Business Combination, exchange all amounts currently due and owing (the “Original Notes Amount”) under (i) the DHAC Note, (ii)the VSee Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Note other than the principal amount of $600,000 thereof (the “Exchange”) for senior secured convertible promissory notes with an aggregate principle value of $2,523,744 (such notes, the “Notes” or the “Securities”), in the form of the Exchange Note was assumed by DHAC.

As a result of the Exchange Agreement, DHAC assumed The Company’s default interest of $383,789. The carrying balance of the Bridge note and the bifurcated derivative was offset by the principal amount of $600,000, resulting in a gain on forgiveness of debt of $107,862.

As of December 31, 2023 and 2022, the Bridge note net of unamortized debt discount was $0 and $407,131, respectively. The Company recognized $50,916 of amortized debt discount and $50,733 in interest for a total Bridge Note interest expense of $101,649 for the year ended December 31, 2023. The Company had $0 and $15,934 in accrued interest as of December 31, 2023 and 2022, respectively.

On November 15, 2022, the Company received a $200,000 promissory note from an accredited investor. The promissory note matures on December 31, 2024, and is collateralized by all the assets of the Company. $100,000 of the promissory note was funded on November 15, 2022 and the remaining $100,000 was funded on January 12, 2023. Interest is accrued monthly at the annual fixed rate of 10.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into various securities purchase agreements (the “Conversion SPAs”) to convert the promissory note into Series A Preferred Stock at the Closing of the Business combination. As of December 31, 2023 and 2022, the Company had an outstanding balance of $200,000 and $100,000, respectively, and an accrued interest balance of $0 and $2,583, respectively.

On December 15, 2022, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. On February 14, 2023, the Company received an extension of $423,500 on the promissory note. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the “Conversion SPAs” to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of December 31, 2023 and 2022, the promissory note net of unamortized debt discount was $585,000 and $203,778. No amortized debt discount and interest expense were recognized for the year ended December 31, 2023. The Company had $0 and $1,454 in accrued interest as of December 31, 2023 and 2022, respectively.

On January 25, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $110,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the Conversion SPAs to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of December 31, 2023, the promissory note net of unamortized debt discount was $100,000. No amortized debt discount and interest expense were recognized for the year ended December 31, 2023. The Company had no accrued interest as of December 31, 2023.

On August 3, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 1, 2023, and is collateralized by all the assets of the Company. The Company entered into the “Conversion SPAs” to convert the promissory note into Common Stock at the Closing of the Business combination. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. As of December 31, 2023, the promissory note net of unamortized debt discount was $33,000. The Company recognized $3,000 of amortized debt discount and $660 in accrued interest for a total interest expense of $3,660 for the year ended December 31, 2023. The Company had $660 in accrued interest as of December 31, 2023.

On August 18, 2023, the Company received a 8.5% original issue discount promissory note from an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 16, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the promissory note net of unamortized debt discount was $64,000. The Company recognized $5,000 of amortized debt discount and $1,280 in accrued interest for a total interest expense of $6,280 for the year ended December 31, 2023. The Company had $1,280 in accrued interest as of December 31, 2023.

On November 13, 2023, the Company received a 10% original issue discount promissory note from an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the promissory note net of unamortized debt discount was $22,000. The Company recognized $2,000 of amortized debt discount and $220 in accrued interest for a total interest expense of $2,220 for the year ended December 31, 2023. The Company had $220 in accrued interest as of December 31, 2023.

On November 30, 2023, the Company received a note payable from a lender with a purchase price of $200,000. The note payable has a 24% interest rate over the 3-month loan term. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the Company had an outstanding balance of $200,000 on the loan. No interest expense was recognized on the loan for the year ended December 31, 2023.

Line of credit amendment

On November 29, 2021, the Company received a revolving line of credit from the same bank as the $500,000 promissory note. The line of credit is collateralized by the Company’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (8.5% at December 31, 2023). On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) (Note 11). As of December 31, 2023 and 2022, the Company had an outstanding balance of $456,097 and $495,000, respectively, on the line of credit. The Company paid and recorded $47,239 and $30,863 in interest related to the line of credit for the years ended December 31, 2023 and 2022, respectively. The accrued interest balance, which is included within accrued liabilities on the consolidated balance sheets, as of December 31, 2023 and 2022, are $4,201 and $1,004, respectively.